Other current assets	12 Months Ended
Dec. 31, 2021
Other current assets [Abstract]
Other current assets	9. Other current assets
	Year ended December 31,
	2021	2020
	$’000	$’000
Prepaid expenses	3,008	6
VAT receivable	48	6
Other	10	5
	3,066	17